Geographic Information (Tables)	12 Months Ended
Dec. 31, 2018
Geographic Information [Abstract]
Schedule of long-lived assets by geographical region
	December 31,
	2017	2018

U.S	$232	$1,839
Israel	10,342	12,581
EMEA	378	328
Asia Pacific	278	246

	$11,230	$14,994

Schedule of revenue by major distributors
	Year ended December 31,
	2016	2017	2018

Customer A	21%	18%	15%
Customer B	16%	13%	17%